Basis of Preparation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Aug. 11, 2022	Aug. 09, 2022	Nov. 30, 2021	Jun. 30, 2019
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents	$ 60,447	$ 136,881	$ 129,328				$ 50,426
Maximum amount paid in cash outflows from operating activities	65,800
Interest and other costs of finance paid	$ 6,084	$ 5,932	$ 5,947
Oaktree Capital Management, L.P.
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings Principal Amount						$ 90,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Borrowings Principal Amount						$ 90,000
Private Placements
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash & cash equivalents				$ 42,600	$ 45,000
Bottom of Range
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of reduction in cash outflows from operating activities	35.00%